UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

____________________________________________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported) ________________________________

Commission File Number of securitizer: ______________________________________

Central Index Key Number of securitizer: _____________________________________

____________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001739593

Finance of America Structured Securities Trust JR2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________________________________

Central Index Key Number of underwriter (if applicable): __________________________________

                         Graham Fleming, Chief Administrative Officer, (631) 393-1510

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 27, 2020

MM REVOLVER LLC (Depositor) By: /s/ Graham Fleming Name: Graham Fleming Title: Chief Administrative Officer

EXHIBIT INDEX

Exhibit Number

Ex. 99.1.	AMC Due Diligence Narrative Report
Ex. 99.2.	AMC Rating Agency Grades Report
Ex. 99.3.	AMC Exception Grades Report
Ex. 99.4.	AMC Valuation Summary Report